ZHEJIANG CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY In Thousands	Total USD ($)	Ordinary CNY	Additional Paid-In Capital USD ($)	Retained Earnings USD ($)	Noncontrolling Interest USD ($)	ZHEJIANG CNY	ZHEJIANG Ordinary CNY	ZHEJIANG Additional Paid-In Capital CNY	ZHEJIANG Capital reserve CNY	ZHEJIANG PRC statutory reserves CNY	ZHEJIANG Retained Earnings CNY	ZHEJIANG Noncontrolling Interest CNY
Beginning Balance, amount at Dec. 31, 2010							52,174	17,896	10,799	34,376	6,085	121,330
Net profit	(10)			521	(531)	39,390					38,082	1,308
Capital injection						6,000	1,200		4,800
Dividend declared						(12,000)					(12,000)
Appropriation of reserves	0			1						4,264	(4,264)
Changed to limited company by shares							60,000
Dividend paid to NCI						(785)					(785)
Ending Balance, amount at Dec. 31, 2011						153,935	61,200		43,189	4,272	41,183	4,091
Net profit	(120)			(429)	309	(1,501)					(1,250)	(251)
Capital injection
Appropriation of reserves				(37)						2	(2)
Ending Balance, amount at Dec. 31, 2012						152,434	61,200		43,189	4,274	39,931	3,840
Net profit	95			(18)	113	5,298
Capital injection						5,298					7,626	(2,328)
Dividend declared						(6,120)					(6,120)
Appropriation of reserves				(4)						1,243	(1,243)
Ending Balance, amount at Dec. 31, 2013						151,612	61,200		43,189	1,243	40,194	1,512